UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-5582

Oppenheimer Cash Reserves

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices)  (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end:  July 31

Date of reporting period:  1/29/2016

Item 1.  Reports to Stockholders.

Semiannual Report 1/31/2016

OppenheimerFunds®
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Oppenheimer
Cash Reserves

2        OPPENHEIMER CASH RESERVES

Fund Performance Discussion

In December, the Federal Reserve (the “Fed”) increased its target for the fed funds rate from the zero bound range to 0.25% to 0.50% for the first time in 9 years. The Fund continued to benefit from the uptick in rates throughout January, as positions matured and we reinvested at higher rates.

MARKET OVERVIEW

2015 will go down as a year in which volatility returned to the financial markets following a multi-year hiatus. Global growth struggled to gain traction as many of the world’s largest economies expanded below their long-term trends. China’s industrial production slowed for the fifth consecutive year and weighed on the world’s exporters—especially commodity producers. In the United States, a strong dollar impaired the competitiveness of many American companies and proved to be a drag on corporate earnings.

The environment led to a turbulent environment for various asset classes, particularly over the second half of 2015 and January 2016. The prospect of more sluggish demand for energy and construction materials from China and other emerging markets sent equity and commodity prices broadly lower. Interest rates globally remained low, even as investors spent most of the year contemplating the first U.S. interest-rate hike by the Fed in almost a decade. The Fed did not raise interest rates until late in the year at its December 16 meeting, when the benchmark federal funds rate was raised by 0.25%. As the markets anticipated this rate hike during the reporting period, short-term interest rates began to rise, which benefited the Fund.

FUND REVIEW

The deadline for complying with the money market fund reform (the “Reform Rules”) adopted by the Securities and Exchange Commission (SEC) in July 2014, is fast approaching. We have discussed in prior reports the notable changes. In analyzing the Reform Rules, while factoring in feedback from our clients, the Fund’s name will change from Oppenheimer Cash Reserves to Oppenheimer Government Cash Reserves on or around September 28, 2016. Please see the Fund’s prospectus for additional information.

Throughout the reporting period, the Fund continued to offer very strong liquidity, while providing competitive income. The weighted average maturity (WAM) of the Fund remained slightly longer than peers (33 days), while the weighted average maturity (WAL) was somewhat shorter (44 days). We continue to maintain the Fund’s WAM and WAL in this range in anticipation of a volatile, but generally rising interest rate environment.

3        OPPENHEIMER CASH RESERVES

STRATEGY & OUTLOOK

For the month of January, the 1-month and 3-month Libor were relatively unchanged due in part to increased market volatility, related to overseas uneasiness and fluctuating oil prices. These rumblings have led to concerns and

Christopher Proctor, CFA Portfolio Manager

market discussion surrounding the pace of rate hikes in 2016. With conversion to Oppenheimer Government Cash Reserves later in the year, we anticipate increased holdings in Government securities throughout the year.

Adam S. Wilde, CFA Portfolio Manager

4        OPPENHEIMER CASH RESERVES

Portfolio Allocation*

Short-Term Notes/Commercial Paper	47.2%
Certificates of Deposit	30.2
Direct Bank Obligations	22.5
Corporate Bond and Note	0.1
Asset-Backed Security	0.0**

**Represents a value of less than 0.05%.

Portfolio holdings and allocations are subject to change. Percentages are as of January 29, 2016, and are based on the total market value of investments.

Performance

CURRENT YIELD

For the 7-Day Period Ended 1/31/16

	With Compounding	Without Compounding
Class A (CRSXX)	0.01%	0.01%
Class B (CRBXX)	0.01	0.01
Class C (CSCXX)	0.01	0.01
Class R (CSNXX)	0.01	0.01

CURRENT YIELD

For the Six Months Ended 1/31/16

	With Compounding	Without Compounding
Class A (CRSXX)	0.01%	0.01%
Class B (CRBXX)	0.01	0.01
Class C (CSCXX)	0.01	0.01
Class R (CSNXX)	0.01	0.01

Compounded yields assume reinvestment of dividends. The seven-day yield without compounding is an annualized average daily yield of the Fund for the most recent seven days. The compounded seven-day average yield for 365 days is offered as a comparison to a savings account’s compounded interest rate. Unlike an investment in the Fund, the FDIC generally insures deposits in savings accounts.

*January 29, 2016, was the last business day of the Fund’s semiannual period. See Note 2 of the accompanying Notes to Financial Statements.

5        OPPENHEIMER CASH RESERVES

Performance data quoted represents past performance, which does not guarantee future results. Yields include dividends in a hypothetical investment for the periods shown. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). The yields take into account voluntary fee waivers and/or expense reimbursements, without which yields would have been lower. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The Fund’s performance shown does not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income paid by the Fund. There is no guarantee that the Fund will maintain a positive yield. Prior to 7/1/14, Class R shares were named Class N shares.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

6        OPPENHEIMER CASH RESERVES

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 29, 2016.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended January 29, 2016” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7        OPPENHEIMER CASH RESERVES

Actual	Beginning Account Value August 1, 2015	Ending Account Value January 29, 2016	Expenses Paid During 6 Months Ended January 29, 2016
Class A	$1,000.00	$1000.10	$1.59
Class B	1,000.00	1000.10	1.59
Class C	1,000.00	1000.10	1.59
Class R	1,000.00	1000.10	1.59

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,023.27	1.61
Class B	1,000.00	1,023.27	1.61
Class C	1,000.00	1,023.27	1.61
Class R	1,000.00	1,023.27	1.61

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended January 29, 2016 are as follows:

Class	Expense Ratios
Class A	0.32%
Class B	0.32
Class C	0.32
Class R	0.32

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager and Distributor. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

8        OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS January 29, 2016* Unaudited

	Maturity Date**	Final Legal Maturity Date***	Principal Amount	Value
Certificates of Deposit—30.2%
Yankee Certificates of Deposit—30.2%
Bank of Montreal, Chicago:
0.569%[1]	2/7/16	6/7/16	$9,000,000	$9,000,000
0.795%[1]	2/16/16	8/15/16	13,000,000	13,000,000
Bank of Nova Scotia, Houston TX:
0.42%	3/21/16	3/21/16	4,500,000	4,500,000
0.58%[1]	2/1/16	3/23/16	10,000,000	10,000,000
DZ Bank, New York:
0.37%	2/18/16	2/18/16	10,000,000	10,000,000
0.48%	4/7/16	4/7/16	5,000,000	4,998,255
0.64%	3/22/16	3/22/16	10,000,000	10,000,000
HSBC Bank USA NA:
0.585%[1]	2/22/16	2/22/16	8,000,000	8,000,000
0.585%[1]	2/22/16	2/22/16	10,100,000	10,100,000
Mitsubishi UFJ TR & BK NY:
0.50%[2]	4/1/16	4/1/16	9,000,000	9,000,000
0.50%[2]	3/16/16	3/16/16	20,000,000	20,000,000
Mizuho Bank Ltd., New York, 0.37%	2/16/16	2/16/16	5,000,000	5,000,000
Rabobank Nederland NV, New York, 0.49%	3/21/16	3/21/16	5,000,000	4,999,248
State Street Bank & Trust, 0.594%[1]	2/11/16	2/11/16	5,000,000	5,000,000
Sumitomo Mutsui Bank NY:
0.40%	2/1/16	2/1/16	8,000,000	8,000,000
0.43%	3/16/16	3/16/16	8,500,000	8,500,000
0.67%	4/4/16	4/4/16	12,000,000	12,000,000
0.85%	6/9/16	6/9/16	10,000,000	10,004,618
Toronto Dominion Bank, New York:
0.44%	3/1/16	3/1/16	7,000,000	7,000,000
0.576%[1]	2/16/16	3/16/16	10,000,000	10,000,000
0.92%	8/16/16	8/16/16	8,000,000	8,000,000
0.92%	8/15/16	8/15/16	3,500,000	3,500,000
UBS AG, Stamford CT:
0.87%	7/7/16	7/7/16	5,000,000	5,000,000
0.88%	7/6/16	7/6/16	20,000,000	20,000,000
Wells Fargo Bank NA:
0.555%[1]	2/2/16	5/3/16	16,500,000	16,500,000
0.626%[1]	2/19/16	5/19/16	8,000,000	8,000,000
Westpac Banking Corp., New York:
0.561%[1]	2/27/16	5/27/16	17,600,000	17,600,000
0.586%[1]	2/1/16	7/1/16	15,000,000	15,000,000
Total Certificates of Deposit (Cost $272,702,121)				272,702,121

Direct Bank Obligations—22.6%
BNP Paribas, New York, 0.322%	2/1/16	2/1/16	29,695,000	29,695,000
Credit Agricole Corporate & Investment Bank, New York Branch:
0.40%	2/2/16	2/2/16	29,000,000	28,999,678
0.671%	3/28/16	3/28/16	15,000,000	14,984,366
Danske Corp.:
0.31%[3]	2/2/16	2/2/16	17,000,000	16,999,853
0.31%[3]	2/5/16	2/5/16	7,000,000	6,999,759

9        OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS Unaudited / Continued

	Maturity Date**	Final Legal Maturity Date***	Principal Amount	Value
Direct Bank Obligations (Continued)
Danske Corp.: (Continued)
0.31%[3]	2/4/16	2/4/16	$10,000,000	$9,999,742
0.32%[3]	2/12/16	2/12/16	3,000,000	2,999,707
HSBC USA, Inc., 0.614%[1]	2/8/16	4/8/16	10,000,000	10,000,000
ING (US) Funding LLC, 0.676%	5/3/16	5/3/16	10,500,000	10,481,888
Mizuho Bank Ltd. NY:
0.358%[3]	2/10/16	2/10/16	13,000,000	12,998,838
0.37%[3]	2/12/16	2/12/16	6,000,000	5,999,322
Natixis, New York Branch, 0.274%	2/1/16	2/1/16	44,000,000	44,000,000
Skandinaviska Enskilda Bank, New York, 0.451%[3]	3/10/16	3/10/16	9,500,000	9,495,487
Total Direct Bank Obligations (Cost $203,653,640)				203,653,640

Short-Term Notes/Commercial Paper—47.2%
Automobiles—0.8%
Mountain Agency, Inc. (The) Securities, Series 2003, 0.48%[1]	2/5/16	2/5/16	6,915,000	6,915,000
Commercial Services & Supplies—0.6%
World Wildlife Fund, Inc., 0.40%[1]	2/5/16	2/5/16	5,700,000	5,700,000
Health Care Providers & Services—0.4%
Tallahassee Orthopedic Center LC, Series 04, 0.41%[1]	2/5/16	2/5/16	3,220,000	3,220,000
Leasing & Factoring—1.7%
Toyota Motor Credit Corp., 0.596%[1]	2/22/16	2/22/16	15,000,000	15,000,000
Municipal—6.3%
Berks Cnty. Industrial Development Authority Revenue Bonds, Lebanon Valley Mall Project, Series 96B, 0.47%[1]	2/5/16	2/5/16	690,000	690,000
Easton, MD Bonds, William Hill Manor Facility, Series 2009B, 0.40%[1]	2/5/16	2/5/16	3,575,000	3,575,000
Grand River Dam Authority Revenue Bonds, Series 2014C, 0.39%[1]	2/5/16	2/5/16	12,500,000	12,500,000
MI Finance Authority School Loan Revolving Fund Revenue Bonds, Series 2010B, 0.35%[1]	2/5/16	2/5/16	2,000,000	2,000,000
MI Finance Authority School Loan Revolving Fund Revenue Bonds, Series 2014A, 0.38%[1]	2/5/16	2/5/16	5,000,000	5,000,000
MS Business Finance Corp. Bonds, Olin Corp. Project, Series 2005, 0.47%[1]	2/5/16	2/5/16	1,700,000	1,700,000
Newport News, VA Economic Development Authority Bonds, Newport News Shipbuilding Project, Series A, 0.47%[1]	2/5/16	2/5/16	2,680,000	2,680,000
NYS Housing Finance Agency Clinton Park Phase ll Housing Revenue Bonds, MH Rental LLC, Series 2011B, 0.40%[1]	2/5/16	2/5/16	5,000,000	5,000,000
OH Air Quality Development Authority, AK Steel Project, Series 2004B, 0.42%[1]	2/5/16	2/5/16	10,000,000	10,000,000
University Hospitals Health System, Inc. Hospital Revenue Bonds, Series 2013C, 0.42%[1]	2/5/16	2/5/16	13,500,000	13,500,000

10        OPPENHEIMER CASH RESERVES

	Maturity Date**	Final Legal Maturity Date***	Principal Amount	Value
Municipal (Continued)
WA Economic Development Finance Authority Industrial Development Revenue Bonds, Canam Steel Corp. Project, Series 2000D, 0.20%[1]	2/5/16	2/5/16	$300,000	$300,000
				56,945,000

Oil, Gas & Consumable Fuels—2.9%
Total Capital Canada, 0.581%[3]	4/25/16	4/25/16	10,000,000	9,986,467
Total Capital SA, 0.31%[3]	2/1/16	2/1/16	16,100,000	16,100,000
				26,086,467

Personal Products—0.4%
Reckitt Benckiser Treasury Services plc, 0.431%[3]	2/2/16	2/2/16	4,000,000	3,999,952
Real Estate Management and Development—0.6%
Tennis For Charity, Inc., Series 2004, 0.38%[1]	2/5/16	2/5/16	5,285,000	5,285,000
Receivables Finance—14.6%
Barton Capital SA:
0.33%[3]	2/1/16	2/1/16	3,800,000	3,800,000
0.52%[3]	3/24/16	3/24/16	12,000,000	11,990,987
CAFCO LLC, 0.511%[3]	3/7/16	3/7/16	8,025,000	8,021,021
Chariot Funding LLC, 0.511%[3]	2/9/16	2/9/16	2,000,000	1,999,773
Nieuw Amsterdam Receivables Corp.:
0.35%	2/1/16	2/1/16	15,000,000	15,000,000
0.55%	2/16/16	2/16/16	4,000,000	3,999,083
Old Line Funding Corp.:
0.481%[3]	4/4/16	4/4/16	5,000,000	4,995,800
0.484%[3]	4/19/16	4/19/16	17,000,000	16,982,221
0.671%[3]	3/22/16	3/22/16	19,000,000	18,982,320
Sheffield Receivables Corp.:
0.42%[3]	2/3/16	2/3/16	3,700,000	3,699,914
0.52%[3]	2/9/16	2/9/16	7,000,000	6,999,191
0.55%[3]	2/19/16	2/19/16	4,000,000	3,998,900
0.55%[3]	2/18/16	2/18/16	12,500,000	12,496,753
Starbird Funding Corp.:
0.33%[3]	2/3/16	2/3/16	5,000,000	4,999,908
0.35%[3]	2/9/16	2/9/16	6,500,000	6,499,494
0.511%[3]	4/25/16	4/25/16	3,000,000	2,996,430
Thunder Bay Funding LLC, 0.864%[3]	8/4/16	8/4/16	5,000,000	4,977,903
				132,439,698

Special Purpose Financial—18.9%
Anglesea Funding LLC:
0.36%[2]	2/3/16	2/3/16	18,000,000	17,999,640
0.36%[2]	2/5/16	2/5/16	5,000,000	4,999,800
0.36%[2]	2/2/16	2/2/16	9,000,000	8,999,910
0.536%[1,2]	3/4/16	5/19/16	10,000,000	10,000,000
Bedford Row Funding Corp.:
0.471%	4/5/16	4/5/16	3,000,000	2,997,493
0.566%[1]	2/17/16	3/17/16	10,000,000	10,000,000
Bennington Stark Capital Co.:
0.45%[3]	2/2/16	2/2/16	10,000,000	9,999,875
0.50%[3]	2/5/16	2/5/16	9,000,000	8,999,500

11        OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS Unaudited / Continued

	Maturity Date**	Final Legal Maturity Date***	Principal Amount	Value
Special Purpose Financial (Continued)
Bennington Stark Capital Co.: (Continued)
0.601%[3]	2/16/16	2/16/16	$3,000,000	$2,999,250
Cedar Springs Capital Co. LLC, 0.35%	2/5/16	2/5/16	8,000,000	7,999,689
Concord Minutemen Cap. Co. LLC:
0.377%	2/17/16	2/17/16	14,000,000	13,997,653
0.591%	4/18/16	4/18/16	4,700,000	4,694,069
0.591%	4/11/16	4/11/16	10,000,000	9,988,528
Crown Point Capital Co., 0.36%	2/1/16	2/1/16	14,000,000	14,000,000
Lexington Parker Capital Co. LLC:
0.35%[3]	2/16/16	2/16/16	10,000,000	9,998,542
0.591%[3]	4/12/16	4/12/16	21,500,000	21,474,982
Ridgefield Funding Co. LLC, 0.591%	3/4/16	3/4/16	12,000,000	11,993,707
				171,142,638
Total Short-Term Notes/Commercial Paper (Cost $426,733,755)				426,733,755

Asset-Backed Security—0.0%
Ally Auto Receivables Trust 2015-1 A1, 0.39% (Cost $323,510)	8/15/16	8/15/16	323,510	323,510

Corporate Bond and Note—0.1%
Svenska Handelsbanken AB, 3.125%
(Cost $1,010,555)	7/12/16	7/12/16	1,000,000	1,010,555
Total Investments, at Value (Cost $904,423,581)			100.1%	904,423,581
Net Other Assets (Liabilities)			(0.1)	(1,145,651)
Net Assets			100.0%	$903,277,930

Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

* January 29, 2016 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

** The Maturity Date represents the date used to calculate the Fund’s weighted average maturity as determined under Rule 2a-7.

*** If different from the Maturity Date, the Final Legal Maturity Date includes any maturity date extensions which may be affected at the option of the issuer or unconditional payments of principal by the issuer which may be affected at the option of the Fund, and represents the date used to calculate the Fund’s weighted average life as determined under Rule 2a-7.

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $70,999,350 or 7.86% of the Fund’s net assets at period end.

3. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $262,491,891 or 29.06% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

See accompanying Notes to Financial Statements.

12        OPPENHEIMER CASH RESERVES

STATEMENT OF ASSETS AND LIABILITIES January 29, 2016[1] Unaudited

Assets
Investments, at value (cost $904,423,581)—see accompanying statement of investments	$904,423,581

Cash	854,225

Receivables and other assets:
Shares of beneficial interest sold	2,477,425
Interest	252,717
Other	162,677

Total assets	908,170,625
Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed	4,817,144
Trustees’ compensation	65,216
Shareholder communications	5,508
Dividends	3,259
Other	1,568

Total liabilities	4,892,695
Net Assets	$903,277,930

Composition of Net Assets
Par value of shares of beneficial interest	$903,300

Additional paid-in capital	902,376,456

Accumulated net investment loss	(15,077)

Accumulated net realized gain on investments	13,251

Net Assets	$903,277,930

Net Asset Value Per Share

Class A Shares:

Net asset value and redemption price per share (based on net assets of $467,893,295 and 467,917,061 shares of beneficial interest outstanding)	$1.00

Class B Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $13,947,940 and 13,945,841 shares of beneficial interest outstanding)	$1.00

Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $273,236,254 and 273,235,336 shares of beneficial interest outstanding)	$1.00

Class R Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $148,200,441 and 148,201,490 shares of beneficial interest outstanding)	$1.00

1. January 29, 2016 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

See accompanying Notes to Financial Statements.

13        OPPENHEIMER CASH RESERVES

STATEMENT OF OPERATIONS For the Six Months Ended January 29, 2016[1] Unaudited

Investment Income
Interest	$1,429,511
Expenses
Management fees	2,019,959

Distribution and service plan fees:
Class A	453,833
Class B	54,247
Class C	933,565
Class R	363,916

Transfer and shareholder servicing agent fees:
Class A	499,217
Class B	15,912
Class C	273,846
Class R	160,123

Shareholder communications:
Class A	6,527
Class B	301
Class C	2,047
Class R	801

Trustees’ compensation	31,044

Custodian fees and expenses	2,569

Other	102,273

Total expenses	4,920,180
Less waivers and reimbursements of expenses	(3,533,978)

Net expenses	1,386,202

Net Investment Income	43,309

Net Realized Gain on Investments	1,602

Net Increase in Net Assets Resulting from Operations	$44,911

1. January 29, 2016 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

See accompanying Notes to Financial Statements.

14        OPPENHEIMER CASH RESERVES

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 29, 2016[1] (Unaudited)	Year Ended July 31, 2015
Operations
Net investment income	$43,309	$86,964
Net realized gain	1,602	12,435
Net increase in net assets resulting from operations	44,911	99,399
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(22,210)	(44,170)
Class B	(643)	(1,622)
Class C	(12,586)	(24,018)
Class R	(7,449)	(15,886)
	(42,888)	(85,696)
Distributions from net realized gain:
Class A	—	(9,213)
Class B	—	(384)
Class C	—	(4,996)
Class R	—	(3,182)
	—	(17,775)
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	13,101,426	(6,963,026)
Class B	(218,223)	(9,007,217)
Class C	40,051,401	(5,549,817)
Class R	4,086,717	(22,687,477)
	57,021,321	(44,207,537)
Net Assets
Total increase (decrease)	57,023,344	(44,211,609)
Beginning of period	846,254,586	890,466,195
End of period (including accumulated net investment loss of $15,077 and $15,498, respectively)	$903,277,930	$846,254,586

1. January 29, 2016 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

See accompanying Notes to Financial Statements.

15        OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended January 29, 2016[1] (Unaudited)	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2012	Year Ended July 29, 2011[1]
Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income[2]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Net realized gain	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Total from investment operations	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Distributions from net realized gain	0.00	0.00[3]	0.00	0.00	0.00	0.00
Total dividends and/or distributions to shareholders	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$467,893	$454,790	$461,755	$531,841	$482,808	$523,433
Average net assets (in thousands)	$456,435	$453,036	$515,076	$486,609	$523,787	$527,858
Ratios to average net assets:[5]
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total expenses	0.91%	0.93%	0.91%	0.93%	0.95%	0.96%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.32%	0.21%	0.20%	0.26%	0.31%	0.32%

1. January 29, 2016 and July 29, 2011 represent the last business days of the Fund’s respective reporting periods.

See Note 2 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

16        OPPENHEIMER CASH RESERVES

Class B	Six Months Ended January 29, 2016[1] (Unaudited)	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2012	Year Ended July 29, 2011[1]
Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income[2]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Net realized gain	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Total from investment operations	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Distributions from net realized gain	0.00	0.00[3]	0.00	0.00	0.00	0.00
Total dividends and/or distributions to shareholders	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,948	$14,166	$23,173	$41,339	$58,386	$80,462
Average net assets (in thousands)	$14,541	$17,938	$33,363	$49,113	$72,461	$100,156
Ratios to average net assets:[5]
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total expenses	1.46%	1.49%	1.52%	1.58%	1.59%	1.62%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.32%	0.21%	0.20%	0.26%	0.30%	0.32%

1. January 29, 2016 and July 29, 2011 represent the last business days of the Fund’s respective reporting periods.

See Note 2 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

17        OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS Continued

Class C	Six Months Ended January 29, 2016[1] (Unaudited)	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2012	Year Ended July 29, 2011[1]
Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income[2]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Net realized gain	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Total from investment operations	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Distributions from net realized gain	0.00	0.00[3]	0.00	0.00	0.00	0.00
Total dividends and/or distributions to shareholders	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$273,236	$233,185	$238,736	$291,800	$271,426	$306,361
Average net assets (in thousands)	$250,524	$238,275	$275,153	$270,305	$310,183	$295,586
Ratios to average net assets:[5]
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total expenses	1.45%	1.49%	1.46%	1.50%	1.51%	1.52%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.32%	0.21%	0.20%	0.25%	0.30%	0.32%

1. January 29, 2016 and July 29, 2011 represent the last business days of the Fund’s respective reporting periods.

See Note 2 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

18        OPPENHEIMER CASH RESERVES

Class R	Six Months Ended January 29, 2016[1] (Unaudited)	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2012	Year Ended July 29, 2011[1]
Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income[2]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Net realized gain	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Total from investment operations	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Distributions from net realized gain	0.00	0.00[3]	0.00	0.00	0.00	0.00
Total dividends and/or distributions to shareholders	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$148,201	$144,114	$166,802	$204,860	$211,506	$253,533
Average net assets (in thousands)	$146,408	$154,777	$186,116	$207,673	$233,950	$244,223
Ratios to average net assets:[5]
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total expenses	1.21%	1.23%	1.23%	1.28%	1.27%	1.22%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.32%	0.21%	0.20%	0.25%	0.30%	0.32%

1. January 29, 2016 and July 29, 2011 represent the last business days of the Fund’s respective reporting periods.

See Note 2 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

19        OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS January 29, 2016 Unaudited

1. Organization

Oppenheimer Cash Reserves (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek income consistent with stability of principal. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A, Class C and Class R shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares are permitted, however reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds are allowed. As of July 1, 2014, Class N shares were renamed Class R shares. Class N shares subject to a contingent deferred sales charge (“CDSC”) on July 1, 2014, continue to be subject to a CDSC after the shares were renamed. Purchases of Class R shares occurring on or after July 1, 2014, are not subject to a CDSC upon redemption. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class R shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a CDSC. Class R shares are sold only through retirement plans.

Retirement plans that offer Class R shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and R shares have separate distribution and/or service plans under which they pay fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

20        OPPENHEIMER CASH RESERVES

2. Significant Accounting Policies (Continued)

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the Prime Rate plus 0.35%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.

21        OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Money Market Fund Reform. In analyzing the Reform Rules, adopted by the Securities and Exchange Commission (SEC) in July 2014, the Fund’s name will change from Oppenheimer Cash Reserves to Oppenheimer Government Cash Reserves on or around September 28, 2016. Additionally the Board of Trustees approved the adoption of a new non-fundamental investment policy requiring each Fund to invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully by cash and/or government securities.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund’s Board of Trustees.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation

22        OPPENHEIMER CASH RESERVES

3. Securities Valuation (Continued)

Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

23        OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Certificates of Deposit	$—	$272,702,121	$—	$272,702,121
Direct Bank Obligations	—	203,653,640	—	203,653,640
Short-Term Notes/Commercial Paper	—	426,733,755	—	426,733,755
Asset-Backed Security	—	323,510	—	323,510
Corporate Bonds and Notes	—	1,010,555	—	1,010,555

Total Assets	$—	$904,423,581	$—	$904,423,581

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the fund to various market risk factors: Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period

24        OPPENHEIMER CASH RESERVES

4. Market Risk Factors (Continued)

typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 29, 2016[1]		Year Ended July 31, 2015
	Shares	Amount	Shares	Amount

Class A
Sold	233,390,484	$233,391,264	354,301,063	$354,301,064
Dividends and/or distributions reinvested	21,253	21,253	51,497	51,497
Redeemed	(220,310,311)	(220,311,091)	(361,315,587)	(361,315,587)

Net increase (decrease)	13,101,426	$13,101,426	(6,963,027)	$(6,963,026)

Class B
Sold	8,428,543	$8,428,543	12,172,994	$12,172,996
Dividends and/or distributions reinvested	630	630	1,973	1,973
Redeemed	(8,647,396)	(8,647,396)	(21,182,185)	(21,182,186)

Net decrease	(218,223)	$(218,223)	(9,007,218)	$(9,007,217)

Class C
Sold	159,858,767	$159,858,767	243,568,173	$243,568,176
Dividends and/or distributions reinvested	11,893	11,893	27,754	27,754
Redeemed	(119,819,259)	(119,819,259)	(249,145,747)	(249,145,747)

Net increase (decrease)	40,051,401	$40,051,401	(5,549,820)	$(5,549,817)

Class R
Sold	56,950,301	$56,950,301	83,929,716	$83,929,717
Dividends and/or distributions reinvested	7,394	7,394	18,853	18,853
Redeemed	(52,870,978)	(52,870,978)	(106,636,046)	(106,636,047)

Net increase (decrease)	4,086,717	$4,086,717	(22,687,477)	$(22,687,477)

1. January 29, 2016 represents the last business day of the Fund’s reporting period. See Note 2.

6. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Fees and Other Transactions with Affiliates (Continued)

Fee Schedule
Up to $250 million	0.500%
Next $250 million	0.475
Next $250 million	0.450
Next $250 million	0.425
Over $1.0 billion	0.400

The Fund’s effective management fee for the reporting period was 0.46% of average annual net assets before any applicable waivers.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustees under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustees. The Fund purchases shares of the funds selected for deferral by the Trustees in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

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6. Fees and Other Transactions with Affiliates (Continued)

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.20% of the daily net assets of Class A shares of the Fund. Effective July 1, 2009, the Distributor had contractually agreed to set that rate at 0%. When applicable, the Distributor uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B, Class C and Class R Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class R shares daily net assets. The Fund also pays a service fee under the Plans at an annual rate of 0.25% of daily net assets, but the Board of Trustees has not authorized the Fund to pay the service fees on Class B and Class C shares at this time. Beginning July 1, 2009, the Distributor has contractually decreased the rates for the asset-based sales charges for Class B, Class C and Class R shares and service fees for Class R shares to 0.00%. The Plans continue in effect from year to year only if the Fund’s Board of Trustees vote annually to approve its continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor
January 29, 2016	$6,270	$6,416

Waivers and Reimbursements of Expenses. The Manager has contractually agreed to limit the Fund’s management fee to an annual rate of 0.40% of the daily net assets for each

27        OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Fees and Other Transactions with Affiliates (Continued)

class of shares. As a result of this limitation, the Manager waived $294,328 for the reporting period.

The Manager has voluntarily undertaken to waive fees and/or reimburse expenses to the extent necessary to assist the Fund in attempting to maintain a positive yield. As a result, for the reporting period, the Manager waived or reimbursed the Fund $756,255, $24,544, $410,763 and $242,527 for Class A, Class B, Class C and Class R, respectively. There is no guarantee that the Fund will maintain a positive yield.

The Manager is permitted to recapture previously waived and/or reimbursed fees in any given fiscal year if the recapture would not: 1) cause the Fund to generate a negative daily yield, and 2) exceed amounts previously waived and/or reimbursed under this arrangement during the current and prior three fiscal years. The reimbursement to the Manager of such previous waivers and reimbursements would not include any portion of distribution and/or service fees. At period end, the following waived and/or reimbursed amounts are eligible for recapture:

Expiration Date	Class A	Class B	Class C	Class R
July 31, 2016	$1,647,444	$186,604	$934,516	$766,594
July 31, 2017	2,626,184	190,103	1,402,920	991,598
July 31, 2018	2,361,475	95,449	1,239,022	803,374
July 31, 2019	911,059	29,479	495,704	292,175

The Manager has not recaptured any previously waived and/or reimbursed amounts during the reporting period.

Effective July 1, 2009, the Distributor has contractually agreed to set the fee rate it is entitled to receive under the Distribution and/or Service Plans for Class A, Class B, Class C and Class R shares at 0.00%. For the reporting period, the Distributor waived receipt of Distribution and/or Service Plan fees from Class A, Class B, Class C and Class R shares in the amount of $453,833, $54,247, $933,565 and $363,916, respectively.

Waivers and/or reimbursements may be modified or terminated as set forth according to the terms in the prospectus.

7. Pending Litigation

In 2009, several putative class action lawsuits were filed and later consolidated before the U.S. District Court for the District of Colorado against OppenheimerFunds, Inc. (“OFI”), OppenheimerFunds Distributor, Inc. (“OFDI”), and Oppenheimer Rochester California Municipal Fund, a fund advised by OFI Global Asset Management, Inc. and distributed by the Distributor (the “California Fund”), in connection with the California Fund’s investment performance. The plaintiffs asserted claims against OFI, OFDI and certain present and former trustees and officers of the California Fund under the federal securities laws, alleging, among other things, that the disclosure documents of the California Fund contained misrepresentations and omissions and the investment policies of the California Fund were not followed. Plaintiffs in the suit filed an amended complaint and defendants filed a motion to dismiss. In 2011, the court issued an order which granted in part and denied in part the defendants’ motion to dismiss. In 2012, plaintiffs filed a motion, which defendants opposed,

28        OPPENHEIMER CASH RESERVES

7. Pending Litigation (Continued)

to certify a class and appoint class representatives and class counsel. In March 2015, the court granted plaintiffs’ motion for class certification. In May 2015, the U.S. Court of Appeals for the Tenth Circuit vacated the class certification order and remanded the matter to the district court for further proceedings. In October 2015, the district court reaffirmed its order and determined that the suit will proceed as a class action. In December 2015, the Tenth Circuit denied defendants’ petition to appeal the district court’s reaffirmed class certification order.

OFI and OFDI believe the suit is without merit; that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them in the suit; and that no estimate can yet be made as to the amount or range of any potential loss. Furthermore, OFI believes that the suit should not impair the ability of OFI or OFDI to perform their respective duties to the Fund and that the outcome of the suit should not have any material effect on the operations of any of the Oppenheimer funds.

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BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS Unaudited

The Fund has entered into an investment advisory agreement with OFI Global Asset Management, Inc. (“OFI Global” or the “Adviser”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”) (“OFI Global” and “OFI” together the “Managers”) and OFI Global has entered into a sub-advisory agreement with OFI whereby OFI provides investment sub-advisory services to the Fund (collectively, the “Agreements”). Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to approve the terms of the Agreements and the renewal thereof. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Managers provide, such information as may be reasonably necessary to evaluate the terms of the Agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to in-person meetings focused on this evaluation, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

The Adviser, Sub-Adviser and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Managers’ services, (ii) the comparative investment performance of the Fund and the Managers, (iii) the fees and expenses of the Fund, including comparative fee and expense information, (iv) the profitability of the Managers and their affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Managers from their relationship with the Fund. The Board was aware that there are alternatives to retaining the Managers.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Managers’ key personnel who provide such services. The Managers’ duties include providing the Fund with the services of the portfolio managers and the Sub-Adviser’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; and securities trading services. OFI Global is responsible for oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions; risk management; and oversight of the Sub-Adviser. OFI Global is also responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the U.S. Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by federal and state securities laws for the sale of the Fund’s shares. OFI Global also provides the Fund with office space, facilities and equipment.

The Board also considered the quality of the services provided and the quality of the Managers’ resources that are available to the Fund. The Board took account of the fact that

30        OPPENHEIMER CASH RESERVES

the Sub-Adviser has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Managers’ advisory, administrative, accounting, legal, compliance services and risk management, and information the Board has received regarding the experience and professional qualifications of the Managers’ key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Christopher Proctor and Adam Wilde, the portfolio managers for the Fund, and the Sub-Adviser’s investment team and analysts. The Board members also considered the totality of their experiences with the Managers as directors or trustees of the Fund and other funds advised by the Managers. The Board considered information regarding the quality of services provided by affiliates of the Managers, which the Board members have become knowledgeable about through their experiences with the Managers and in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Managers’ experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreements.

Investment Performance of the Managers and the Fund. Throughout the year, the Managers provided information on the investment performance of the Fund, the Adviser, and the Sub-Adviser, including comparative performance information. The Board also reviewed information prepared by the Managers and by the independent consultant comparing the Fund’s historical performance to relevant market indices and to the performance of other retail money market taxable funds. The Board noted that the Fund’s performance for the one- three-, five- and ten-year periods was equal to that of its performance category median and ranked in the first quintile of its performance category for the one- and three-year periods. The Board considered the Adviser’s assertion that the Fund’s performance ranked in the second quintile of its performance category for the five-year period and in the third quintile of its performance category for the ten-year period. The Board also noted that the yield on money market securities remains at record lows and that the Adviser continues to waive a significant portion of its fees.

Fees and Expenses of the Fund. The Board reviewed the fees paid to the Adviser and the other expenses borne by the Fund. The Board noted that the Adviser, not the Fund, pays the Sub-Adviser’s fee under the sub-advisory agreement. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail money market taxable funds with comparable asset levels and distribution features. The Board noted that the Fund’s contractual management fee and its total expenses were higher than their respective peer group medians and category medians. The Board also noted that within the total asset range of $1 billion to $2 billion, the Fund’s effective management fee rate was higher than its peer group median and category median. The Board considered that the Adviser has contractually agreed to waive a portion of its management fee so that the fees do not exceed an annual rate of 0.40% of the Fund’s average annual net assets for each class of shares. This fee waiver and/or reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus. The Board also noted that beginning January 1, 2009, the Adviser has voluntarily waived and/or reimbursed fees to the extent necessary to help the Fund maintain a positive yield and that those waivers have been

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BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS Unaudited / Continued

significant. This undertaking may be amended or withdrawn at any time without prior notice to shareholders.

Economies of Scale and Profits Realized by the Managers. The Board considered information regarding the Managers’ costs in serving as the Fund’s investment adviser and sub-adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Managers’ profitability from their relationship with the Fund. The Board reviewed whether the Managers may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.

Other Benefits to the Managers. In addition to considering the profits realized by the Managers, the Board considered information that was provided regarding the direct and indirect benefits the Managers receive as a result of their relationship with the Fund, including compensation paid to the Managers’ affiliates.

Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Managers within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreements through August 31, 2016. In arriving at its decision, the Board did not identify any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreements, including the management fees, in light of all the surrounding circumstances.

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PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

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OPPENHEIMER CASH RESERVES

Trustees and Officers As of 3/1/16

Sam Freedman, Chairman of the Board of Trustees and Trustee

Jon S. Fossel, Trustee

Richard F. Grabish, Trustee

Beverly L. Hamilton, Trustee

Victoria J. Herget, Trustee

Robert J. Malone, Trustee

F. William Marshall, Jr., Trustee

Karen L. Stuckey, Trustee

James D. Vaughn, Trustee

Arthur P. Steinmetz, Trustee, President and Principal Executive Officer

Christopher Proctor, Vice President

Adam S. Wilde, Vice President

Cynthia Lo Bessette, Secretary and Chief Legal Officer

Jennifer Sexton, Vice President and Chief Business Officer

Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money Laundering Officer

Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.

Sub-Transfer Agent	Shareholder Services, Inc. DBA OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG LLP

Counsel	Ropes & Gray LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2016 OppenheimerFunds, Inc. All rights reserved.

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PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

•	Applications or other forms
•	When you create a user ID and password for online account access
•	When you enroll in eDocs Direct, our electronic document delivery service
•	Your transactions with us, our affiliates or others
•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited
•	When you set up challenge questions to reset your password online

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

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PRIVACY POLICY NOTICE Continued

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website. As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.

•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 256-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated March 2015. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

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Item 2.  Code of Ethics.

Not applicable to semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11.  Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/29/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Cash Reserves

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/15/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/15/2016

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	3/15/2016